DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	AGENCY MORTGAGE BACKED SECURITIES — 1.2%
1,205,543	Fannie Mae REMICS Series 2012-90 SA(a),(b)	US0001M + 6.050%	1.6610	08/25/42	$ 123,308
4,907,030	Fannie Mae REMICS Series 2012-144 SH(a),(b)	US0001M + 6.100%	1.7110	01/25/43	548,965
4,289,533	Fannie Mae REMICS Series 2017-16 CS(a),(b)	US0001M + 6.050%	1.6610	03/25/47	425,088
2,648,578	Fannie Mae REMICS Series 2017-14 DS(a),(b)	US0001M + 6.050%	1.6610	03/25/47	275,769
2,613,900	Fannie Mae REMICS Series 2017-68 SN(a),(b)	US0001M + 6.150%	1.7610	09/25/47	298,453
2,035,806	Fannie Mae REMICS Series 2018-64 SE(a),(b)	US0001M + 6.200%	1.8110	09/25/48	204,630
2,603,043	Freddie Mac Military Housing Bonds Series 2015-R1 C3(c),(d),(i)		5.9280	11/25/52	2,211,820
709,993	Freddie Mac REMICS Series 4238 NS(a),(b)	US0001M + 6.700%	2.3820	02/15/42	69,551
3,782,594	Freddie Mac REMICS Series 4416 DS(a),(b)	US0001M + 6.100%	1.7820	12/15/44	358,488
217,347	Freddie Mac REMICS Series 4583 ST(a),(b)	US0001M + 6.000%	1.6820	05/15/46	24,098
1,955,096	Freddie Mac REMICS Series 4685 SA(a),(b)	US0001M + 6.100%	1.7820	05/15/47	219,267
4,073,287	Freddie Mac REMICS Series 4718 SC(a),(b)	US0001M + 6.150%	1.8320	09/15/47	473,790
1,362,909	Freddie Mac REMICS Series 4796 AS(a),(b)	US0001M + 6.200%	1.8820	05/15/48	142,111
3,043,348	Government National Mortgage Association Series 2007-15 IO(b),(d)		1.5960	03/16/47	38,061
11,608,011	Government National Mortgage Association Series 2019-111 SK(a),(b)	US0001M + 3.430%	0.0000	09/20/49	170,924
4,459,813	Government National Mortgage Association Series 2015-6 IO(b),(d)		0.4850	02/16/51	51,138
2,899,613	Government National Mortgage Association Series 2013-15 IO(b),(d)		0.5570	08/16/51	51,555
877,213	Government National Mortgage Association Series 2012-72 IO(b),(d)		0.5600	11/16/52	7,034
256,068	Government National Mortgage Association Series 2015-122 IO(b),(d)		0.5840	05/16/57	605
	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $17,942,375)				5,694,655

	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5%
176,034	ABFC 2004-OPT1 Trust Series 2004-OPT1 M6(a)	US0001M + 5.250%	9.6390	12/25/32	210,868
571,539	ABFC 2004-OPT3 Trust Series 2004-OPT3 M1(a)	US0001M + 0.750%	5.1390	09/25/33	570,150
481,733	ABFC 2004-OPT4 Trust Series 2004-OPT4 M3(a)	US0001M + 2.175%	6.5640	08/25/33	443,196
562,272	Accredited Mortgage Loan Trust 2005-3 Series 2005-3 M6(a)	US0001M + 0.700%	5.4390	09/25/35	395,009
114,000	Accredited Mortgage Loan Trust 2005-4 Series 2005-4 M3(a)	US0001M + 0.460%	4.8490	12/25/35	80,244
338,700	ACE Securities Corp Home Equity Loan Trust Series Series 2003-FM1 M6(a)	US0001M + 5.250%	9.6390	11/25/32	283,581
142,790	ACE Securities Corp Home Equity Loan Trust Series Series 2003-NC1 M4(a)	US0001M + 5.250%	9.6390	07/25/33	125,724
471,009	ACE Securities Corp Home Equity Loan Trust Series Series 2003-HE1 M5(a)	US0001M + 5.250%	9.6390	11/25/33	439,394
38,202	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M2(a)	US0001M + 1.575%	5.9640	04/25/34	36,719
80,583	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M4(a)	US0001M + 3.000%	7.3890	04/25/34	73,441
245,351	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M5(a)	US0001M + 3.375%	7.7640	04/25/34	194,440
1,361,096	ACE Securities Corp Home Equity Loan Trust Series Series 2004-RM2 M5(a)	US0001M + 1.395%	5.7840	01/25/35	1,176,251
1,291,069	ACE Securities Corp Home Equity Loan Trust Series Series 2005-WF1 M11(a)	US0001M + 3.500%	7.8890	05/25/35	1,273,050

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
38,811	Adjustable Rate Mortgage Trust 2005-4 Series 2005-4 3A1(d)		3.4150	08/25/35	$ 37,423
1,867,321	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 5A1(a)	US0001M + 0.300%	4.6890	03/25/37	1,942,777
372,476	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 M3(a)	US0001M + 2.330%	6.7190	04/25/34	326,746
209,021	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 B1(a)	US0001M + 2.780%	7.1690	04/25/34	145,244
1,193,603	Aegis Asset Backed Securities Trust Mortgage Series 2004-3 B1(a)	US0001M + 2.850%	7.2390	09/25/34	1,064,080
654,632	AFC Home Equity Loan Trust Series 1999-2 1A(a)	US0001M + 0.810%	5.1990	06/25/29	406,546
143,730	Alternative Loan Trust 2003-4CB Series 2003-4CB B1(d)		6.1320	04/25/33	71,714
99,783	Alternative Loan Trust 2003-J2 Series 2003-J2 B1		6.0000	10/25/33	72,072
719,570	Alternative Loan Trust 2004-8CB Series 2004-8CB M3(a)	US0001M + 2.850%	7.2390	06/25/34	778,323
384,728	Alternative Loan Trust 2005-22T1 Series 2005-22T1 A2(a),(b)	US0001M + 5.070%	0.6810	06/25/35	26,982
25,759	Alternative Loan Trust 2005-24 Series 2005-24 2A1C(a)	12MTA + 1.310%	3.3580	07/20/35	3,926
28,794	Alternative Loan Trust 2005-36 Series 2005-36 4A2(d)		3.3770	05/25/33	6,029
606,317	Alternative Loan Trust 2005-45 Series 2005-45 2A1(a)	12MTA + 2.050%	4.0980	10/20/35	417,956
1,148,386	Alternative Loan Trust 2005-50CB Series 2005-50CB 3A1		6.0000	11/25/35	476,441
380,947	Alternative Loan Trust 2005-56 Series 2005-56 5A1(a)	US0001M + 0.640%	5.0290	11/25/35	302,140
1,501,078	Alternative Loan Trust 2005-61 Series 2005-61 2A3(a)	US0001M + 0.840%	5.2290	12/25/35	1,219,813
629,586	Alternative Loan Trust 2005-65CB Series 2005-65CB 2A4		5.5000	12/25/35	447,730
439,930	Alternative Loan Trust 2005-65CB Series 2005-65CB 1A5(a)	US0001M + 0.750%	5.1390	01/25/36	287,650
1,685,041	Alternative Loan Trust 2006-32CB Series 2006-32CB A8(a),(b)	US0001M + 5.270%	0.8810	11/25/36	133,169
467,330	Alternative Loan Trust 2006-36T2 Series 2006-36T2 1A9(a)	US0001M + 0.900%	5.2890	12/25/36	157,089
188,608	Alternative Loan Trust 2006-HY10 Series 2006-HY10 2A1(d)		3.1310	05/25/36	165,423
294,588	Alternative Loan Trust 2006-J3 Series 2006-J3 2A1		4.7500	12/25/22	203,888
166,256	Alternative Loan Trust 2006-J5 Series 2006-J5 1A4		6.5000	09/25/36	83,275
23,489,152	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XBI(b),(e),(i)		0.0000	08/25/46	200,308
5,598,001	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XAD(b),(e),(i)		0.0000	08/25/46	22,723
1,167,648	Alternative Loan Trust 2006-OA11 Series 2006-OA11 A1B(a)	US0001M + 0.380%	4.7690	09/25/46	1,079,153
1,251,002	Alternative Loan Trust 2006-OA12 Series 2006-OA12 A2(a)	US0001M + 0.210%	4.5630	09/20/46	954,153
13,778,034	Alternative Loan Trust 2006-OA14 Series 2006-OA14 X2(b),(d),(i)		1.0910	11/25/46	20,609
5,404,014	Alternative Loan Trust 2006-OA17 Series 2006-OA17 2X(b),(d)		0.9210	12/20/46	336,973
242,697	Alternative Loan Trust 2006-OA19 Series 2006-OA19 A1(a)	US0001M + 0.180%	4.5330	02/20/47	184,095
38,869,577	Alternative Loan Trust 2006-OA2 Series 2006-OA2 X1P(b),(d),(i)		0.1410	05/20/46	351,319
2,127,392	Alternative Loan Trust 2006-OA7 Series 2006-OA7 2A1(a)	12MTA + 0.940%	2.9880	06/25/46	1,695,668
1,092	Alternative Loan Trust 2006-OC6 Series 2006-OC6 2A2A(a),(i)	US0001M + 0.320%	4.7090	07/25/36	1,164
157,901	Alternative Loan Trust Resecuritization 2006-22R Series 2006-22R 2A2		6.2500	05/25/36	94,962

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
1,227,254	American Home Mortgage Assets Trust 2005-1 Series 2005-1 3A22(a)	US0001M + 0.660%	5.0490	11/25/35	$ 955,947
496,508	American Home Mortgage Assets Trust 2006-1 Series 2006-1 1A2(a)	US0001M + 0.190%	4.5790	05/25/46	421,135
195,105	American Home Mortgage Assets Trust 2006-2 Series 2006-2 1A1(a)	12MTA + 0.960%	3.0080	09/25/46	169,484
156,061	American Home Mortgage Assets Trust 2007-5 Series 2007-5 A1(a)	US0001M + 0.190%	4.7690	06/25/47	133,483
3,081,513	American Home Mortgage Investment Trust 2005-4 Series 2005-4 1A2(a)	US0001M + 0.760%	5.1490	11/25/45	2,955,410
529,215	American Home Mortgage Investment Trust 2006-3 Series 2006-3 11A2(a)	US0001M + 0.460%	4.8490	12/25/46	503,597
4,285,262	American Home Mortgage Investment Trust 2007-2 Series 2007-2 12A1(a)	US0001M + 0.540%	4.9290	03/25/37	1,703,707
3,157,162	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M4(a)	US0001M + 3.225%	7.6140	08/25/32	2,797,355
675,141	Ameriquest Mortgage Securities Asset-Backed Series 2003-11 M5(a)	US0001M + 4.875%	4.1720	12/25/33	646,978
1,322,847	Ameriquest Mortgage Securities Asset-Backed Series 2004-R3 M4(a)	US0001M + 2.760%	7.1490	05/25/34	1,165,775
1,622,090	Ameriquest Mortgage Securities Asset-Backed Series 2004-R11 M6(a)	US0001M + 2.100%	3.2450	11/25/34	1,350,341
2,199,781	Ameriquest Mortgage Securities Asset-Backed Series 2004-R12 M5(a)	US0001M + 1.680%	6.0690	01/25/35	1,632,309
3,599,999	Ameriquest Mortgage Securities Inc Asset Backed Series 2005-R11 M6(a)	US0001M + 1.155%	5.5440	01/25/36	4,035,147
163,691	Amortizing Residential Collateral Trust Series 2001-BC5 M1(a)	US0001M + 0.550%	5.2140	08/25/31	179,375
1,171,717	Amortizing Residential Collateral Trust 2001-BC6 Series 2001-BC6 M1(a)	US0001M + 1.200%	5.5890	10/25/31	1,059,921
255,110	Amortizing Residential Collateral Trust 2001-BC6 Series 2001-BC6 M2(a)	US0001M + 2.025%	6.4140	10/25/31	216,790
127,724	Amortizing Residential Collateral Trust 2002-BC5 Series 2002-BC5 M2(a)	US0001M + 1.800%	6.1890	07/25/32	123,909
335,922	Argent Securities Inc Asset-Backed Pass-Through Series 2003-W10 M3(a)	US0001M + 2.775%	3.3640	01/25/34	261,966
290,682	Argent Securities Inc Asset-Backed Pass-Through Series 2006-M2 A2C(a)	US0001M + 0.150%	4.5390	09/25/36	97,097
7,987	Asset Backed Securities Corp Home Equity Loan Series 2004-HE3 M3(a)	US0001M + 2.100%	6.4890	06/25/34	7,992
174,115	Asset Backed Securities Corp Home Equity Loan Series 2004-HE3 M6(a)	US0001M + 4.125%	8.5140	06/25/34	181,661
342,146	Asset Backed Securities Corp Home Equity Loan Series 2004-HE9 M2(a)	US0001M + 1.800%	6.1890	12/25/34	257,398
199,370	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M4(a)	US0001M + 1.230%	5.6190	02/25/35	189,300
789,648	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M5(a)	US0001M + 1.875%	6.2640	02/25/35	893,280
933,136	Banc of America Alternative Loan Trust 2006-5 Series 2006-5 CBIO(b)		6.0000	06/25/46	169,105
1,530,890	Banc of America Alternative Loan Trust 2006-6 Series 2006-6 CBIO(b)		6.0000	07/25/46	194,750
186,955	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 1A5(a),(b)	US0001M + 786.000%	6.0000	11/25/36	34,862
370,811	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 XIO(b)		6.0000	11/25/46	76,516
2,917,698	Banc of America Funding 2005-C Trust Series 2005-C M2(a)	US0001M + 0.650%	5.0030	05/20/35	2,386,269
66,175	Banc of America Funding 2005-F Trust Series 2005-F 1A1(a)	US0001M + 0.620%	4.9730	09/20/35	46,951
1,425,263	Banc of America Funding 2006-D Trust Series 2006-D 1A2(a)	US0001M + 0.560%	4.9130	05/20/36	455,237
485,293	Banc of America Mortgage 2007-1 Trust Series 2007-1 2IO(b)		6.0000	01/25/37	72,495
18,729,314	BANK 2017-BNK6 Series 2017-BNK6 XG(b),(c),(d)		1.5000	07/15/60	902,725
99,384	Bayview Commercial Asset Trust 2003-2 Series 2003-2 M2(a),(c)	US0001M + 3.225%	7.6140	12/25/33	98,145
76,691	Bayview Commercial Asset Trust 2004-3 Series 2004-3 B1(a),(c)	US0001M + 2.400%	6.7890	01/25/35	76,711

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
340,529	Bayview Commercial Asset Trust 2005-2 Series 2005-2A M2(a),(c)	US0001M + 0.720%	5.1090	08/25/35	$ 314,710
442,628	Bayview Commercial Asset Trust 2005-2 Series 2005-2A M4(a),(c)	US0001M + 0.915%	5.3040	08/25/35	408,932
90,406	Bayview Commercial Asset Trust 2005-2 Series 2005-2A M5(a),(c)	US0001M + 0.930%	5.3190	08/25/35	83,325
90,406	Bayview Commercial Asset Trust 2005-2 Series 2005-2A M6(a),(c)	US0001M + 0.990%	5.3790	08/25/35	83,236
565,730	Bayview Commercial Asset Trust 2005-3 Series 2005-3A M1(a),(c)	US0001M + 0.660%	5.0490	11/25/35	509,933
38,964	Bayview Commercial Asset Trust 2005-3 Series 2005-3A M2(a),(c)	US0001M + 0.735%	5.1240	11/25/35	35,041
360,005	Bayview Commercial Asset Trust 2005-3 Series 2005-3A M3(a),(c)	US0001M + 0.765%	5.1540	11/25/35	322,997
43,481	Bayview Commercial Asset Trust 2005-3 Series 2005-3A M4(a),(c)	US0001M + 0.900%	5.2890	11/25/35	39,071
801,023	Bayview Commercial Asset Trust 2005-3 Series 2005-3A B1(a),(c)	US0001M + 1.650%	6.0390	11/25/35	731,668
297,681	Bayview Commercial Asset Trust 2005-4 Series 2005-4A M3(a),(c)	US0001M + 0.750%	5.1390	01/25/36	269,750
152,469	Bayview Commercial Asset Trust 2005-4 Series 2005-4A M4(a),(c)	US0001M + 0.915%	5.3040	01/25/36	138,472
20,428	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M1(a),(c)	US0001M + 0.570%	4.9590	04/25/36	18,310
21,584	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M2(a),(c)	US0001M + 0.600%	4.9890	04/25/36	19,195
10,524	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M4(a),(c)	US0001M + 0.780%	5.1690	04/25/36	9,360
10,214	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M5(a),(c)	US0001M + 0.840%	5.2290	04/25/36	9,072
141,661	Bayview Commercial Asset Trust 2006-2 Series 2006-2A M1(a),(c)	US0001M + 0.465%	4.8540	07/25/36	130,079
41,281	Bayview Commercial Asset Trust 2006-2 Series 2006-2A M3(a),(c)	US0001M + 0.525%	4.9140	07/25/36	37,733
865,464	Bayview Commercial Asset Trust 2006-4 Series 2006-4A M1(a),(c)	US0001M + 0.435%	4.8240	12/25/36	787,627
4,000,000	Bayview Commercial Asset Trust 2006-SP1 Series 2006-SP1 B2(a),(c)	US0001M + 3.375%	7.7640	04/25/36	3,357,929
878,538	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M1(a),(c)	US0001M + 0.330%	4.8840	01/25/37	801,585
1,348,906	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M4(a),(c)	US0001M + 0.470%	5.0940	01/25/37	1,227,950
418,646	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M5(a),(c)	US0001M + 0.490%	5.1240	01/25/37	380,304
449,741	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M6(a),(c)	US0001M + 0.560%	5.2290	01/25/37	408,708
970,209	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 B1(a),(c)	US0001M + 1.200%	6.1890	01/25/37	1,606,972
315,176	Bayview Commercial Asset Trust 2007-1 Series 2007-1 M2(a),(c)	US0001M + 0.290%	4.8240	03/25/37	284,235
241,635	Bayview Commercial Asset Trust 2007-1 Series 2007-1 M3(a),(c)	US0001M + 0.320%	4.8690	03/25/37	215,861
1,197,143	Bayview Commercial Asset Trust 2007-2 Series 2007-2A A2(a),(c)	US0001M + 0.320%	4.7090	07/25/37	1,053,925
1,514,778	Bayview Commercial Asset Trust 2007-4 Series 2007-4A A2(a),(c)	US0001M + 0.550%	4.9390	09/25/37	2,033,981
11,776,214	Bayview Commercial Asset Trust 2007-5 Series 2007-5A A4(a),(c)	US0001M + 1.500%	5.8890	10/25/37	7,822,700
293,920	Bayview Financial Acquisition Trust Series 2006-D 1A4(e)		6.5960	12/28/36	296,559
2,430,000	Bayview Financial Mortgage Pass-Through Trust Series 2005-C B2(a)	US0001M + 2.025%	5.7390	06/28/44	2,132,543
4,756,909	Bayview Financial Mortgage Pass-Through Trust Series 2004-D B2(a)	US0001M + 5.250%	9.6390	08/28/44	4,887,680
568,952	BCAP, LLC 2008-RR3 Trust Series 2008-RR3 A1B(c),(d)		6.6680	10/25/36	178,064
1,716,606	BCAP, LLC 2009-RR4 Trust Series 2009-RR4 1A2(c),(d)		6.5000	06/26/37	485,230
422,163	BCAP, LLC Trust 2006-AA2 Series 2006-AA2 A1(a)	US0001M + 0.170%	4.7290	01/25/37	356,625

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
272,042	BCMSC Trust 2001-A Series 2001-A M2(d)		8.2650	12/15/30	$ 83,171
864,194	Bear Stearns ALT-A Trust 2003-5 Series 2003-5 M(d)		3.8760	12/25/33	779,096
283,528	Bear Stearns ALT-A Trust 2003-6 Series 2003-6 B1(d)		3.7860	01/25/34	152,554
1,799,326	Bear Stearns ALT-A Trust 2005-10 Series 2005-10 11A1(a)	US0001M + 0.500%	4.8890	01/25/36	2,321,934
1,319,513	Bear Stearns ALT-A Trust 2005-3 Series 2005-3 1A1(d)		3.2150	04/25/35	1,133,464
237,978	Bear Stearns ALT-A Trust 2005-7 Series 2005-7 25A1(d)		3.7350	09/25/35	104,555
1,364,442	Bear Stearns ALT-A Trust 2006-4 Series 2006-4 23A4(d)		3.6020	08/25/36	935,188
401,989	Bear Stearns ALT-A Trust 2007-2 Series 2007-2 1A1(a)	US0001M + 0.340%	4.7290	04/25/37	345,375
116,211	Bear Stearns ARM Trust 2004-6 Series 2004-6 2A2(d)		3.5770	09/25/34	106,464
85,154	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(d),(i)		2.6250	10/25/34	72,101
328,940	Bear Stearns ARM Trust 2005-12 Series 2005-12 23A1(d)		3.8450	02/25/36	291,640
75,444	Bear Stearns ARM Trust 2007-4 Series 2007-4 22A1(d)		3.6950	06/25/47	67,697
293,321	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M6(a)	US0001M + 2.850%	4.8030	06/25/34	262,434
112,763	Bear Stearns Asset Backed Securities I Trust Series 2004-HE6 M5(a)	US0001M + 4.125%	5.0320	08/25/34	88,708
182,516	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M6(a)	US0001M + 5.625%	10.0140	08/25/34	165,763
912,695	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M5(a)	US0001M + 2.850%	4.8890	09/25/34	799,453
542,598	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M4(a)	US0001M + 2.700%	4.8890	09/25/34	503,857
461,043	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M3(a)	US0001M + 2.100%	6.4890	09/25/34	435,306
618,958	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M4(a)	US0001M + 2.625%	7.0140	09/25/34	617,967
35,016	Bear Stearns Asset Backed Securities I Trust Series 2004-AC5 A2(a)	US0001M + 0.400%	4.7890	10/25/34	33,689
708,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9B(a)	US0001M + 6.000%	10.3890	10/25/34	689,120
376,471	Bear Stearns Asset Backed Securities I Trust Series 2004-HE9 M4(a)	US0001M + 2.625%	4.9740	11/25/34	340,373
189,755	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M5(a)	US0001M + 2.700%	5.1870	12/25/34	195,141
870,983	Bear Stearns Asset Backed Securities I Trust Series 2006-HE10 23A(a)	US0001M + 0.140%	4.5290	12/25/36	1,551,804
63,971	Bear Stearns Asset Backed Securities Trust Series 1999-2 AF2(e)		7.9100	10/25/29	63,683
183,888	Bear Stearns Asset Backed Securities Trust Series 1999-2 MF1(e)		8.2200	10/25/29	237,779
236,926	Bear Stearns Asset Backed Securities Trust Series 2003-AC4 M1(e)		5.6580	09/25/33	189,824
55,685	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 B(a)	US0001M + 4.875%	9.2640	10/25/33	64,008
48,168	Bear Stearns Asset Backed Securities Trust Series 2003-AC6 M2(a)	US0001M + 2.650%	6.6660	11/25/33	35,301
73,148	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M5(a)	US0001M + 3.375%	5.2950	01/25/34	77,321
86,246	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M4(a)	US0001M + 2.850%	5.2950	01/25/34	78,400
112,358	Bear Stearns Asset Backed Securities Trust Series 2004-HE1 M6(a)	US0001M + 6.000%	5.3970	02/25/34	113,090
514,705	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M6(a)	US0001M + 4.875%	5.0460	03/25/34	525,349
9,927	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M4(a)	US0001M + 2.625%	5.0460	03/25/34	10,318
80,288	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M2(a)	US0001M + 1.875%	6.2640	07/25/34	76,709

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
51,739	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M6(a)	US0001M + 5.625%	10.0140	07/25/34	$ 46,425
37,632	Bear Stearns Asset Backed Securities Trust Series 2004-SD1 M3(e)		6.0000	12/25/42	10,160
1,016,463	Bear Stearns Asset Backed Securities Trust Series 2005-SD2 2B(a)	US0001M + 3.750%	8.1390	12/25/44	1,022,689
82,440	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A2A		6.0000	09/25/46	71,616
2,987,000	Bear Stearns Asset Backed Securities Trust 2006-2 Series 2006-2 M7(a)	US0001M + 3.750%	8.1390	07/25/36	2,936,283
1,615,541	Bear Stearns Mortgage Funding Trust 2006-AR1 Series 2006-AR1 2A2(a)	US0001M + 0.520%	4.9090	08/25/36	1,941,226
331,942	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A1(a)	US0001M + 0.160%	4.5490	12/25/46	281,074
2,779,764	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A2(a)	US0001M + 0.210%	4.5990	12/25/46	3,144,464
2,640,690	Bear Stearns Mortgage Funding Trust 2007-AR1 Series 2007-AR1 1A2(a)	US0001M + 0.210%	4.5990	01/25/37	2,521,133
157,583	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A1(a)	US0001M + 0.140%	4.5290	03/25/37	132,117
2,067,555	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A2(a)	US0001M + 0.180%	4.5690	03/25/37	2,085,654
1,823,294	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 21A2(a)	US0001M + 0.190%	4.7690	04/25/37	1,780,023
23,827	Bear Stearns Mortgage Funding Trust 2007-SL1 Series 2007-SL1 1A(a)	US0001M + 0.320%	4.7090	03/25/37	23,984
5,193,003	Carrington Mortgage Loan Trust Series 2005-FRE1 Series 2005-FRE1 M4(a)	US0001M + 0.930%	5.3190	12/25/35	3,235,570
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1 Series 2005-NC1 M4(a)	US0001M + 1.170%	5.5590	02/25/35	1,151,548
787,453	CBA Commercial Small Balance Commercial Mortgage Series 2006-2A A(c),(e)		6.0400	01/25/39	725,415
557,762	C-BASS 2007-CB1 TRUST Series 2007-CB1 AF1A(a)	US0001M + 0.070%	2.9090	01/25/37	179,299
826,973	C-BASS 2007-CB1 TRUST Series 2007-CB1 AF2(e)		5.7210	01/25/37	264,747
2,264,740	C-BASS 2007-CB1 TRUST Series 2007-CB1 AF6(e)		5.8350	01/25/37	724,824
792,273	CDC Mortgage Capital Trust 2003-HE2 Series 2003-HE2 M2(a)	US0001M + 2.850%	7.2390	10/25/33	765,680
758,430	CDC Mortgage Capital Trust 2004-HE1 Series 2004-HE1 M1(a)	US0001M + 0.855%	5.2440	06/25/34	1,057,693
581,470	CDC Mortgage Capital Trust 2004-HE1 Series 2004-HE1 M2(a)	US0001M + 1.800%	6.1890	06/25/34	580,910
529,705	CDC Mortgage Capital Trust 2004-HE3 Series 2004-HE3 M2(a)	US0001M + 1.800%	6.1890	11/25/34	495,041
292,658	Centex Home Equity Loan Trust 2001-b Series 2001-B A5(e)		7.3300	07/25/32	237,068
48,684	Centex Home Equity Loan Trust 2003-A Series 2003-A M2(a)	US0001M + 1.730%	6.1190	03/25/33	44,763
658,373	Centex Home Equity Loan Trust 2004-B Series 2004-B M5(a)	US0001M + 1.575%	5.9640	03/25/34	604,917
146,217	Centex Home Equity Loan Trust 2004-D Series 2004-D MV2(a)	US0001M + 1.035%	5.0790	09/25/34	149,729
2,500,000	CFCRE Commercial Mortgage Trust 2016-C6 Series 2016-C6 D(c),(d)		4.1910	11/10/49	1,892,975
3,050,000	CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7 D(c),(d)		4.3860	12/10/54	2,277,974
215,486	Chase Funding Trust Series 2003-1 Series 2003-1 2A2(a)	US0001M + 0.660%	5.0490	11/25/32	211,424
111,627	Chase Funding Trust Series 2003-3 Series 2003-3 1M2		4.8850	05/25/32	73,602
409,906	Chase Mortgage Finance Trust Series 2005-S3 Series 2005-S3 A10		5.5000	11/25/35	305,827
45,431	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 7A1(d)		3.7250	02/25/37	44,502
25,933	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 5A2(d)		3.7570	02/25/37	23,186
592,997	ChaseFlex Trust Multi-Class Mortgage Pass-Through Series 2007-M1 2AV2(a)	US0001M + 0.230%	4.1120	08/25/37	502,670

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
737,572	Chevy Chase Funding, LLC Mortgage-Backed Series 2003-4A B1(c),(d)		3.5610	10/25/34	$ 660,793
41,984	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-2A A2(a),(c)	US0001M + 0.320%	4.7090	05/25/35	39,330
613,428	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-4A B1(c),(d)		3.0200	10/25/35	424,561
459,080	Chevy Chase Funding, LLC Mortgage-Backed Series 2007-2A A2(a),(c)	US0001M + 0.180%	4.5690	05/25/48	283,856
484,506	CHL Mortgage Pass-Through Trust 2003-48 Series 2003-48 B1(d),(i)		4.2180	10/25/33	31,351
286,272	CHL Mortgage Pass-Through Trust 2003-58 Series 2003-58 M(d)		4.2670	02/19/34	258,311
30,844	CHL Mortgage Pass-Through Trust 2004-25 Series 2004-25 1A2(a)	US0001M + 0.780%	5.1690	02/25/35	23,956
5,456,256	CHL Mortgage Pass-Through Trust 2004-29 Series 2004-29 2X(b),(d),(i)		0.0000	02/25/35	22,188
45,889	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 3A3(d)		2.9090	04/25/35	33,515
22,129	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A1(a)	US0001M + 0.270%	4.6590	04/25/35	19,720
269,654	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A2(a)	US0001M + 0.320%	4.7090	04/25/35	143,910
247,679	CHL Mortgage Pass-Through Trust 2005-14 Series 2005-14 A3		5.5000	07/25/35	104,054
311,034	CHL Mortgage Pass-Through Trust 2005-2 Series 2005-2 2A3(a)	US0001M + 0.680%	5.0690	03/25/35	271,603
80,318	CHL Mortgage Pass-Through Trust 2006-HYB3 Series 2006-HYB3 2A1A(d)		3.3660	05/20/36	71,388
107,013	CHL Mortgage Pass-Through Trust 2007-HYB2 Series 2007-HYB2 3A1(d)		3.1100	02/25/47	91,435
260,997	CHL Mortgage Pass-Through Trust 2007-J3 Series 2007-J3 A9		6.0000	07/25/37	125,863
3,081,801	CIT Home Equity Loan Trust 2002-2 Series 2002-2 MF1(e)		6.4900	02/25/31	2,937,967
66,566	Citicorp Mortgage Securities Trust Series 2006-4 Series 2006-4 1A12		6.0000	08/25/36	44,594
34,817	Citicorp Mortgage Securities Trust Series 2007-7 Series 2007-7 APO(f)		0.0000	08/25/37	23,288
4,262,508	Citicorp Residential Mortgage Trust Series 2006-1 Series 2006-1 M3(e)		4.6730	07/25/36	2,677,603
1,336,089	Citicorp Residential Mortgage Trust Series 2006-2 Series 2006-2 M3(e)		5.9960	09/25/36	557,004
3,500,000	Citigroup Commercial Mortgage Trust 2014-GC21 Series 2014-GC21 E(c),(d)		3.5880	05/10/47	2,306,353
25,850,765	Citigroup Commercial Mortgage Trust 2015-GC27 Series 2015-GC27 XH(b),(c),(d)		1.4180	02/10/48	587,143
3,000,000	Citigroup Commercial Mortgage Trust 2015-GC35 Series 2015-GC35 D		3.2360	11/10/48	1,995,623
147,303	Citigroup Global Markets Mortgage Securities VII, Series 1997-LB6 B2		7.0000	12/25/27	85,667
200,261	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(a)	US0001M + 1.350%	5.7390	01/25/32	202,375
41,325	Citigroup Mortgage Loan Trust 2004-HYB2 Series 2004-HYB2 1A(d)		3.2460	03/25/34	38,385
155,765	Citigroup Mortgage Loan Trust 2005-3 Series 2005-3 2A2B(d)		3.8360	08/25/35	125,303
71,768	Citigroup Mortgage Loan Trust 2006-AR1 Series 2006-AR1 2A1(a)	H15T1Y + 2.400%	6.3800	03/25/36	65,254
69,541	Citigroup Mortgage Loan Trust 2007-10 Series 2007-10 22AA(d)		3.8680	09/25/37	59,829
232,659	Citigroup Mortgage Loan Trust 2007-AHL3 Series 2007-AHL3 A1(a),(c)	US0001M + 0.170%	4.5590	05/25/37	200,394
80,626	Citigroup Mortgage Loan Trust 2007-AMC2 Series 2007-AMC2 A3A(a)	US0001M + 0.080%	4.4690	01/25/37	60,069
42,679	Citigroup Mortgage Loan Trust 2007-AR8 Series 2007-AR8 2A1A(d)		3.6430	07/25/37	36,871
333,142	Citigroup Mortgage Loan Trust 2007-OPX1 Series 2007-OPX1 A4B(e)		6.3330	01/25/37	133,652
43,271	Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB1 A31(d)		2.1830	02/25/34	42,768

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
182,295	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 M5(a)	US0001M + 1.095%	5.4840	02/25/35	$ 183,339
1,322,377	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 MV6(a)	US0001M + 1.875%	6.2640	08/25/35	1,415,094
4,277,240	Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4 M5(a)	US0001M + 0.975%	5.3640	10/25/35	2,549,838
473,572	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 1A1(a)	US0001M + 0.260%	4.6490	11/25/35	391,111
66,560	CitiMortgage Alternative Loan Trust Series 2007-A1 Series 2007-A1 1A1		6.0000	01/25/37	58,857
1,182,097	CitiMortgage Alternative Loan Trust Series 2007-A4 Series 2007-A4 1A7		5.7500	04/25/37	1,056,250
3,185,536	CitiMortgage Alternative Loan Trust Series 2007-A6 Series 2007-A6 1A2(a),(b)	US0001M + 5.400%	1.0110	06/25/37	142,424
918,000	COMM 2013-CCRE7 Mortgage Trust Series 2013-CR7 E(c),(d)		4.3660	03/10/46	822,664
1,300,000	COMM 2014-LC17 Mortgage Trust Series 2014-LC17 E(c)		3.1140	10/10/47	1,044,995
1,790,723	Conseco Finance Corporation Series 1996-8 B1(d)		7.9500	11/15/26	1,693,047
152,476	Conseco Finance Corporation Series 1997-2 M1(d)		7.5400	06/15/28	150,035
2,817,387	Conseco Finance Corporation Series 1999-1 M1(d)		6.5600	11/01/28	2,553,886
2,761,319	Conseco Finance Corporation Series 1998-4 M1(d)		6.8300	04/01/30	2,494,049
318,566	Conseco Finance Corporation/Old Series 2002-A B1(a)	US0001M + 5.250%	9.5680	04/15/32	321,064
300,769	Conseco Finance Home Equity Loan Trust 2002-B Series 2002-B B1(a)	US0001M + 5.250%	9.5680	05/15/33	302,845
893,262	Conseco Finance Securitizations Corporation Series 2001-2 M1(d)		7.6900	03/01/31	765,217
3,000,000	Conseco Finance Securitizations Corporation Series 2002-1 M2(d)		9.5460	12/01/33	2,736,972
884,167	Conseco Finance Securitizations Corporation Series 2002-1 B1(d)		9.7860	12/01/33	36,817
1,084,194	Countrywide Asset-Backed Certificates Series 2002-BC3 M1(a)	US0001M + 0.900%	5.2890	05/25/32	1,041,747
525,220	Countrywide Asset-Backed Certificates Series 2002-4 M2(a)	US0001M + 2.250%	6.6390	11/25/32	507,807
163,696	Countrywide Asset-Backed Certificates Series 2003-BC5 M4(a)	US0001M + 2.550%	6.9390	04/25/33	160,700
544,587	Countrywide Asset-Backed Certificates Series 2003-4 M1(a)	US0001M + 1.020%	5.4090	09/25/33	484,018
200,272	Countrywide Asset-Backed Certificates Series 2004-BC3 M5(a)	US0001M + 1.875%	6.2640	04/25/34	182,376
506,367	Countrywide Asset-Backed Certificates Series 2004-8 M4(a)	US0001M + 1.875%	6.2640	10/25/34	464,923
1,133,380	Countrywide Asset-Backed Certificates Series 2004-SD4 M3(a)	US0001M + 4.200%	8.5890	12/25/34	1,153,089
119,990	Countrywide Asset-Backed Certificates Series 2005-IM3 A3(a)	US0001M + 0.500%	4.8890	03/25/36	119,339
3,131,747	Countrywide Asset-Backed Certificates Series 2006-BC1 M4(a)	US0001M + 0.975%	5.3640	04/25/36	2,443,796
1,750,851	Countrywide Asset-Backed Certificates Series 2006-1 MV2(a)	US0001M + 0.615%	3.5730	07/25/36	1,643,126
379,594	Countrywide Asset-Backed Certificates Series 2006-12 1A(a)	US0001M + 0.260%	4.6490	12/25/36	364,308
117,781	Countrywide Asset-Backed Certificates Series 2006-23 1A(a)	US0001M + 0.140%	4.5290	05/25/37	107,983
239,845	Countrywide Asset-Backed Certificates Series 2006-21 M1(a)	US0001M + 0.230%	4.6190	05/25/37	188,700
856,622	Countrywide Asset-Backed Certificates Series 2007-SD1 A1(a),(c)	US0001M + 0.900%	5.2890	03/25/47	704,765
264,542	Credit Suisse First Boston Mortgage Securities Series 2002-AR21 CB1(d)		3.2140	06/25/32	250,429
78,867	Credit Suisse First Boston Mortgage Securities Series 2002-HE16 M2(a)	US0001M + 2.000%	6.3890	10/25/32	76,290
1,127,534	Credit Suisse First Boston Mortgage Securities Series 2003-1 DB2(d)		6.6560	02/25/33	845,205

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
91,089	Credit Suisse First Boston Mortgage Securities Series 2003-AR9 CB1(d)		3.2050	03/25/33	$ 85,735
735,397	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(a)	US0001M + 2.100%	6.4890	02/25/34	725,161
114,483	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(a)	US0001M + 3.250%	3.5500	04/25/34	103,115
1,042,296	Credit Suisse First Boston Mortgage Securities Series 2004-AR7 CB1(a)	US0001M + 1.150%	5.5390	11/25/34	845,251
568,329	Credit Suisse First Boston Mortgage Securities Series 2005-1 1A4		5.5000	02/25/35	506,499
928,113	Credit-Based Asset Servicing and Securitization, Series 2002-CB2 M2(a)	US0001M + 1.950%	4.2260	04/25/32	902,295
573,151	Credit-Based Asset Servicing and Securitization, Series 2002-CB5 M2(a)	US0001M + 3.000%	4.7260	05/25/32	579,645
78,740	Credit-Based Asset Servicing and Securitization, Series 2003-CB1 M1(a)	US0001M + 1.425%	4.7650	01/25/33	77,391
221,578	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B4(a),(c)	US0001M + 3.750%	3.2070	03/25/34	226,779
145,075	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B3(a)	US0001M + 4.875%	3.2070	03/25/34	199,705
108,178	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B2(a)	US0001M + 3.000%	3.2070	03/25/34	108,472
89,763	Credit-Based Asset Servicing and Securitization, Series 2004-CB6 B1(a)	US0001M + 2.700%	4.0320	07/25/35	81,841
26,512	Credit-Based Asset Servicing and Securitization, Series 2004-CB8 M1(a)	US0001M + 0.795%	3.3990	12/25/35	25,942
1,072,261	Credit-Based Asset Servicing and Securitization, Series 2006-RP2 M1(a),(c)	US0001M + 1.050%	5.4390	07/25/36	1,039,807
445,000	Credit-Based Asset Servicing and Securitization, Series 2007-CB4 A2C(e)		6.1140	04/25/37	276,981
867,633	Credit-Based Asset Servicing and Securitization, Series 2007-CB6 A4(a),(c)	US0001M + 0.340%	4.3840	07/25/37	579,648
1,000,000	Csail 2015-C2 Commercial Mortgage Trust Series 2015-C2 D(d)		4.1770	06/15/57	722,328
563,693	CSFB Mortgage-Backed Trust Series 2004-7 Series 2004-7 DB1(d)		5.9880	11/25/34	289,194
2,651,473	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1 MF3(d)		5.5550	07/25/35	2,305,407
132,574	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1 MF4(d)		5.6540	07/25/35	92,261
1,883,000	CWABS Asset-Backed Certificates Trust 2005-4 Series 2005-4 MF3(d)		5.2360	07/25/35	1,439,555
1,558,955	CWABS Inc Asset-Backed Certificates Trust 2004-4 Series 2004-4 B(a)	US0001M + 4.500%	8.8890	08/25/33	1,592,299
21,807	CWABS Inc Asset-Backed Certificates Trust 2004-5 Series 2004-5 M1(a)	US0001M + 0.855%	5.2440	08/25/34	21,447
715,982	CWHEQ Revolving Home Equity Loan Trust Series Series 2005-B 2A(a),(c)	US0001M + 0.180%	4.4980	05/15/35	704,068
147,229	Delta Funding Home Equity Loan Trust 1999-3 Series 1999-3 M1(e)		8.1000	01/15/30	92,240
82,612	Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-5 1A3(d)		5.5000	11/25/35	117,553
682,113	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR5 23A		6.0000	10/25/23	482,168
1,143,531	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5 A3(a)	US0001M + 0.400%	4.7890	08/25/47	801,349
2,295,502	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1 Series 2004-1 3M1(e)		5.6700	12/25/33	1,895,729
954,447	Deutsche Mortgage Securities Inc REMIC Trust Series 2008-RS1 4A2(a),(c)	US0001M + 0.250%	4.6340	05/28/37	374,344
13,260	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B2(a)	US0001M + 1.650%	5.9890	08/25/35	11,318
271,742	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B3(a)	US0001M + 1.875%	6.2140	07/19/44	143,388
11,040	DSLA Mortgage Loan Trust 2005-AR1 Series 2005-AR1 2A2(a)	US0001M + 0.660%	4.9990	02/19/45	888
3,297,692	DSLA Mortgage Loan Trust 2007-AR1 Series 2007-AR1 2A1B(a)(h)	US0001M + 0.180%	4.5190	04/19/47	3,397,989
930,117	EMC Mortgage Loan Trust 2002-A Series 2002-AA M2(a),(c)	US0001M + 2.550%	6.9390	05/25/39	928,326

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
2,910,553	Equifirst Loan Securitization Trust 2007-1 Series 2007-1 M1(a)	US0001M + 0.280%	4.6690	04/25/37	$ —
440,684	EquiFirst Mortgage Loan Trust 2004-3 Series 2004-3 M9(a)	US0001M + 3.900%	8.2890	12/25/34	428,229
850,860	EquiFirst Mortgage Loan Trust 2005-1 Series 2005-1 M7(a)	US0001M + 1.800%	6.1890	04/25/35	720,765
457,005	Equity One Mortgage Pass-Through Trust 2004-3 Series 2004-3 M3(e)		3.9660	07/25/34	353,048
132,922	Fannie Mae REMIC Trust 2003-W1 Series 2003-W1 M(d)		2.6030	12/25/42	103,231
432,100	Finance America Mortgage Loan Trust 2004-1 Series 2004-1 M6(a)	US0001M + 2.175%	6.5640	06/25/34	375,332
220,033	Finance America Mortgage Loan Trust 2004-2 Series 2004-2 M2(a)	US0001M + 0.900%	5.2890	08/25/34	201,420
640,958	First Franklin Mortgage Loan Trust 2002-FF4 Series 2002-FF4 M1(a)	US0001M + 1.575%	5.9640	02/25/33	539,382
274,158	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(a)	US0001M + 2.475%	6.8640	10/25/33	233,429
879,861	First Franklin Mortgage Loan Trust 2003-FFH1 Series 2003-FFH1 M2(a)	US0001M + 2.625%	7.0140	09/25/33	771,406
2,831,742	First Franklin Mortgage Loan Trust 2003-FFH2 Series 2003-FFH2 M2(a)	US0001M + 2.370%	6.7590	02/25/34	2,748,608
2,596,711	First Franklin Mortgage Loan Trust 2004-FF10 Series 2004-FF10 M2(a)	US0001M + 2.325%	5.9390	05/25/34	2,047,623
429,595	First Franklin Mortgage Loan Trust 2004-FF5 Series 2004-FF5 M6(a)	US0001M + 2.400%	6.7890	08/25/34	377,966
984,907	First Franklin Mortgage Loan Trust 2004-FF7 Series 2004-FF7 B(e)		5.5000	09/25/34	899,752
1,148,388	First Franklin Mortgage Loan Trust 2004-FF7 Series 2004-FF7 M5(a)	US0001M + 2.175%	6.5640	09/25/34	1,156,459
913,553	First Franklin Mortgage Loan Trust 2004-FFH4 Series 2004-FFH4 M8(a)	US0001M + 2.700%	7.0890	01/25/35	771,496
5,076,098	First Franklin Mortgage Loan Trust 2005-FF9 Series 2005-FF9 M1(a)(h)	US0001M + 0.810%	5.1990	10/25/35	5,137,877
4,626,480	First Franklin Mortgage Loan Trust 2006-FF10 Series 2006-FF10 M1(a)	US0001M + 0.270%	4.6590	07/25/36	6,065,855
4,321,261	First Franklin Mortgage Loan Trust 2006-FF11 Series 2006-FF11 M1(a)(h)	US0001M + 0.375%	4.7640	08/25/36	4,008,723
4,133,450	First NLC Trust 2005-1 Series 2005-1 M2(a)	US0001M + 0.645%	1.2860	05/25/35	3,234,482
1,187,227	First NLC Trust 2007-1 Series 2007-1 A4(a),(c)	US0001M + 0.280%	4.6690	08/25/37	562,868
54,487	Fremont Home Loan Trust 2004-B Series 2004-B M6(a)	US0001M + 2.325%	6.7140	05/25/34	51,032
15,094	Fremont Home Loan Trust 2004-C Series 2004-C M3(a)	US0001M + 1.725%	6.1140	08/25/34	14,238
341,810	GE Capital Mortgage Funding Corp 1999-HE3 Trust Series 1999-HE3 M(d)		7.7750	10/25/29	332,367
82,178	GE Capital Mortgage Services Inc 1999-HE2 Trust Series 1999-HE2 B1(d)		7.9050	07/25/29	43,412
1,336,514	Global Mortgage Securitization Ltd. Series 2005-A B1(c)		5.2500	04/25/32	1,206,912
37,215	GMACM Home Equity Loan Trust 2006-HE1 Series 2006-HE1 A(a)	US0001M + 0.315%	4.7040	11/25/36	78,795
1,549,199	GMACM Mortgage Loan Trust 2004-GH1 Series 2004-GH1 M2(e)		5.5000	07/25/35	1,333,320
10,287	GreenPoint Mortgage Funding Trust 2006-AR3 Series 2006-AR3 3A1(a)	US0001M + 0.460%	4.8490	04/25/36	11,791
5,028,124	GreenPoint Mortgage Funding Trust Series 2006-AR6 Series 2006-AR6 A3A(a)(h)	US0001M + 0.220%	4.8290	10/25/46	4,654,992
1,560,746	GreenPoint Mortgage Funding Trust Series 2006-AR6 Series 2006-AR6 A4(a)	US0001M + 0.340%	5.0690	10/25/46	1,063,549
344,171	GreenPoint Mortgage Loan Trust 2004-1 Series 2004-1 A(a)	US0001M + 1.150%	5.5390	10/25/34	273,200
1,250,000	GS Mortgage Securities Corp Trust 2018-3PCK Series 2018-3PCK D(a),(c)	US0001M + 4.000%	8.8180	09/15/31	1,148,845
6,418,559	GS Mortgage Securities Corporation II Series 2018-SRP5 A(a),(c)	US0001M + 1.550%	6.1180	09/15/31	5,406,695
1,209,585	GS Mortgage Securities Trust 2007-GG10 Series 2007-GG10 AJ(d)		5.6210	08/10/45	316,533

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
3,500,000	GS Mortgage Securities Trust 2014-GC22 Series 2014-GC22 D(c),(d)		4.6860	06/10/47	$ 3,103,832
3,790,000	GS Mortgage Securities Trust 2014-GC26 Series 2014-GC26 D(c),(d)		4.5210	11/10/47	2,563,306
3,000,000	GS Mortgage Securities Trust 2016-GS4 Series 2016-GS4 D(c),(d)		3.2330	11/10/49	2,184,810
19,912	GSAA Home Equity Trust 2005-2 Series 2005-2 B2(a)	US0001M + 2.175%	6.5640	12/25/34	34,057
53,180	GSAA Home Equity Trust 2006-3 Series 2006-3 A1(a)	US0001M + 0.160%	4.5490	03/25/36	19,530
166,297	GSAMP Trust 2004-OPT Series 2004-OPT B2(a)	US0001M + 2.550%	3.3120	11/25/34	129,658
89,597	GSAMP Trust 2004-WF Series 2004-WF B1(a)	US0001M + 2.475%	6.8640	10/25/34	86,982
1,665,020	GSAMP Trust 2006-NC1 Series 2006-NC1 M2(a)	US0001M + 0.570%	4.9590	02/25/36	1,591,748
1,017,946	GSAMP Trust 2007-FM1 Series 2007-FM1 A2B(a)	US0001M + 0.120%	4.5090	12/25/36	509,298
2,000,000	GSAMP Trust 2007-SEA1 Series 2007-SEA1 M1(c),(e)		5.5000	12/25/36	1,707,975
1,471,433	GSMPS Mortgage Loan Trust 2003-3 Series 2003-3 B1(c),(d)		7.0430	06/25/43	160,841
138,609	GSMPS Mortgage Loan Trust 2006-RP1 Series 2006-RP1 1AF2(a),(c)	US0001M + 0.350%	4.7390	01/25/36	114,644
256,372	GSR Mortgage Loan Trust 2003-1 Series 2003-1 A11(a)	H15T1Y + 1.750%	2.8800	03/25/33	230,393
155,800	GSR Mortgage Loan Trust 2003-2F Series 2003-2F 2A5		4.7500	03/25/32	144,703
13,922	GSR Mortgage Loan Trust 2004-7 Series 2004-7 1A2(d)		3.0280	06/25/34	13,299
2,093,191	GSR Mortgage Loan Trust 2006-4F Series 2006-4F 4A1(a)	US0001M + 0.350%	4.7390	05/25/36	336,319
1,059,741	GSR Mortgage Loan Trust 2006-9F Series 2006-9F 6A1(a)	US0001M + 0.350%	4.7390	10/25/36	111,238
19,138	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 1B2(a)	US0001M + 0.780%	5.1690	12/25/35	7,207
106,511	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 2A1(d)		2.9860	04/25/36	73,943
1,210,322	GSR Mortgage Loan Trust 2006-OA1 Series 2006-OA1 2A2(a)	US0001M + 0.520%	4.9090	08/25/46	336,509
472,133	HarborView Mortgage Loan Trust 2005-12 Series 2005-12 1A1A(a)	12MTA + 2.000%	4.0480	10/19/35	269,720
3,552,598	HarborView Mortgage Loan Trust 2005-13 Series 2005-13 2A11(a)	US0001M + 0.560%	4.8990	02/19/36	1,884,897
127,039	HarborView Mortgage Loan Trust 2005-6 Series 2005-6 A1B(a)	US0006M + 0.760%	3.5080	07/19/45	102,332
1,416,064	HarborView Mortgage Loan Trust 2005-6 Series 2005-6 B1(a)	US0006M + 0.825%	3.5730	07/19/45	1,079,896
16,123,824	HarborView Mortgage Loan Trust 2005-8 Series 2005-8 1X(b),(d)		0.0000	09/19/35	161
11,776,385	HarborView Mortgage Loan Trust 2006-1 Series 2006-1 X1(b),(d)		0.0000	03/19/36	118
4,187,498	HarborView Mortgage Loan Trust 2006-10 Series 2006-10 2A1B(a)	US0001M + 0.240%	4.5790	11/19/36	3,684,744
1,441,896	HarborView Mortgage Loan Trust 2006-12 Series 2006-12 2A13(a)	US0001M + 0.240%	4.8190	12/19/36	1,305,599
1,044,888	HarborView Mortgage Loan Trust 2006-14 Series 2006-14 2A1B(a)	US0001M + 0.200%	4.7390	02/19/37	1,754,443
117,105	HarborView Mortgage Loan Trust 2006-7 Series 2006-7 2A1A(a)	US0001M + 0.400%	4.7390	09/19/46	105,277
2,170,423	HarborView Mortgage Loan Trust 2007-1 Series 2007-1 2A1B(a)	US0001M + 0.360%	4.6990	03/19/37	2,837,124
1,778,373	HarborView Mortgage Loan Trust 2007-3 Series 2007-3 2A1B(a)	US0001M + 0.230%	4.7990	05/19/47	1,459,505
4,621,533	HarborView Mortgage Loan Trust 2007-7 Series 2007-7 2A1B(a)	US0001M + 1.000%	5.3890	10/25/37	3,604,894
850,000	HMH Trust 2017-NSS Series 2017-NSS A(c)		3.0620	07/05/31	802,400

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
8,113,000	HMH Trust 2017-NSS Series 2017-NSS E(c)		6.2920	07/05/31	$ 5,395,144
4,000,000	HMH Trust 2017-NSS Series 2017-NSS F(c)		8.4800	07/05/31	1,660,000
233,120	Home Equity Asset Trust Series 2002-4 M2(a)	US0001M + 2.550%	6.9390	03/25/33	217,823
135,035	Home Equity Asset Trust Series 2003-8 M3(a)	US0001M + 2.350%	6.7390	04/25/34	128,623
296,287	Home Equity Asset Trust Series 2003-8 B1(a)	US0001M + 2.500%	6.8890	04/25/34	278,091
230,711	Home Equity Asset Trust Series 2004-3 B1(a)	US0001M + 2.600%	6.9890	08/25/34	598,685
770,660	Home Equity Asset Trust Series 2004-8 M4(a)	US0001M + 1.500%	5.8890	03/25/35	715,541
187,042	Home Equity Asset Trust 2002-2 Series 2002-2 M2(a)	US0001M + 1.850%	5.8660	06/25/32	169,085
215,407	Home Equity Asset Trust 2004-6 Series 2004-6 M5(a)	US0001M + 1.650%	6.0390	12/25/34	207,785
1,140,469	Home Equity Asset Trust 2005-4 Series 2005-4 M7(a)	US0001M + 1.680%	4.2170	10/25/35	1,141,841
9,120,902	Home Equity Loan Trust Series 2007-FRE1 M1(a)(h)	US0001M + 0.500%	4.8890	04/25/37	9,192,795
465,896	Home Equity Mortgage Loan Asset-Backed Trust Series 2001-C M2(a)	US0001M + 2.175%	6.5640	12/25/32	470,526
105,693	Home Equity Mortgage Loan Asset-Backed Trust Series 2003-A MF1(e)		4.9510	04/25/33	148,370
293,558	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M6(a)	US0001M + 1.875%	4.0690	03/25/35	243,083
344,441	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M5(a)	US0001M + 1.575%	4.0690	03/25/35	289,497
156,564	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M4(a)	US0001M + 1.425%	4.0690	03/25/35	134,067
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series 2005-D M1(a)	US0001M + 0.660%	5.0490	03/25/36	125,691
165,600	Home Equity Mortgage Loan Asset-Backed Trust Series 2006-E 2A2(a)	US0001M + 0.120%	4.5090	04/25/37	115,426
97,394	HomeBanc Mortgage Trust 2004-2 Series 2004-2 M1(a)	US0001M + 0.975%	5.3640	12/25/34	89,863
385,958	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B1(a)	US0001M + 1.875%	2.1580	03/25/35	296,569
50,370	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B2(a)	US0001M + 1.950%	2.1580	03/25/35	38,663
5,015,345	HSI Asset Securitization Corp Trust 2007-WF1 Series 2007-WF1 M2(a)(h)	US0001M + 0.270%	4.7940	05/25/37	5,073,939
1,846,000	Hudsons Bay Simon JV Trust 2015-HBS Series 2015-HB10 A10(c)		4.1540	08/05/34	1,612,650
849,880	Hudsons Bay Simon JV Trust 2015-HBS Series 2015-HBFL BFL(a),(c)	US0001M + 2.400%	6.5720	08/05/34	732,911
453,975	IMC Home Equity Loan Trust 1998-1 Series 1998-1 M1(e)		7.5300	06/20/29	414,444
962	IMC Home Equity Loan Trust 1998-5 Series 1998-5 A6(e)		6.5600	03/15/37	942
369,430	Impac CMB Trust Series 2004-11 Series 2004-11 2A2(a)	US0001M + 0.740%	5.1290	03/25/35	344,660
39,188	Impac CMB Trust Series 2004-4 Series 2004-4 1M6(a)	US0001M + 2.250%	6.6390	09/25/34	38,345
247,758	Impac CMB Trust Series 2005-2 Series 2005-2 1M1(a)	US0001M + 0.645%	5.0340	04/25/35	225,594
423,607	Impac CMB Trust Series 2005-2 Series 2005-2 1M3(a)	US0001M + 0.765%	5.1540	04/25/35	380,527
73,649	Impac CMB Trust Series 2005-2 Series 2005-2 2M2(a)	US0001M + 1.125%	5.5140	04/25/35	64,364
49,099	Impac CMB Trust Series 2005-2 Series 2005-2 2B(a)	US0001M + 2.475%	6.8640	04/25/35	43,895
3,578	Impac CMB Trust Series 2005-6 Series 2005-6 2B2(a)	US0001M + 3.375%	7.7640	10/25/35	3,493
226,805	Impac Secured Assets CMN Owner Trust Series 2002-2 M1		6.5000	04/25/33	134,368

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
900,165	Impac Secured Assets CMN Owner Trust Series 2004-1 M2(e)		5.5240	03/25/34	$ 744,571
1,551,270	IndyMac IMJA Mortgage Loan Trust 2007-A1 Series 2007-A1 A4		6.0000	08/25/37	668,844
1,471,799	IndyMac IMJA Mortgage Loan Trust 2007-A3 Series 2007-A3 A1		6.2500	11/25/37	693,499
4,684,075	IndyMac IMSC Mortgage Loan Trust 2007-HOA1 Series 2007-HOA1 A22(a)	US0001M + 0.180%	4.7490	07/25/47	3,407,114
82,929	IndyMac INDA Mortgage Loan Trust 2006-AR3 Series 2006-AR3 1A1(d)		3.5070	12/25/36	70,507
985,755	IndyMac INDX Mortgage Loan Trust 2004-AR13 Series 2004-AR13 B1(d)		2.8930	01/25/35	755,995
1,496,115	IndyMac INDX Mortgage Loan Trust 2004-AR14 Series 2004-AR14 2A1A(a)	US0001M + 0.720%	5.1090	01/25/35	1,151,419
97,585	IndyMac INDX Mortgage Loan Trust 2004-AR5 Series 2004-AR5 2A1B(a)	US0001M + 0.800%	5.1890	08/25/34	80,568
861,910	IndyMac INDX Mortgage Loan Trust 2004-AR6 Series 2004-AR6 2A(d)		3.9290	10/25/34	810,337
909,102	IndyMac INDX Mortgage Loan Trust 2004-AR9 Series 2004-AR9 5M2(a)	US0001M + 1.800%	6.1890	11/25/34	620,214
208,497	IndyMac INDX Mortgage Loan Trust 2005-AR2 Series 2005-AR2 2A1B(a)	US0001M + 0.780%	5.1690	02/25/35	147,417
296,778	IndyMac INDX Mortgage Loan Trust 2005-AR23 Series 2005-AR23 2A1(d)		3.4550	11/25/35	244,261
368,280	IndyMac INDX Mortgage Loan Trust 2005-AR4 Series 2005-AR4 2A1A(a)	US0001M + 0.560%	4.9490	03/25/35	357,872
231,016	IndyMac INDX Mortgage Loan Trust 2006-AR21 Series 2006-AR21 A1(a)	US0001M + 0.240%	4.6290	08/25/36	201,606
521,471	IndyMac INDX Mortgage Loan Trust 2006-AR29 Series 2006-AR29 A2(a)	US0001M + 0.160%	4.5490	11/25/36	489,995
638,948	IndyMac INDX Mortgage Loan Trust 2006-AR29 Series 2006-AR29 A3(a)	US0001M + 0.340%	4.7290	11/25/36	603,705
41,591	IndyMac INDX Mortgage Loan Trust 2006-AR5 Series 2006-AR5 2A1(d)		3.1520	05/25/36	35,503
79,555	IndyMac INDX Mortgage Loan Trust 2006-AR6 Series 2006-AR6 2A1A(a)	US0001M + 0.400%	4.7890	06/25/46	61,864
333,101	IndyMac INDX Mortgage Loan Trust 2006-AR8 Series 2006-AR8 A3A(a)	US0001M + 0.460%	4.8490	07/25/46	356,817
1,408,645	IndyMac INDX Mortgage Loan Trust 2007-FLX3 Series 2007-FLX3 A2(a)	US0001M + 0.270%	4.9290	06/25/37	1,538,278
4,226	Irwin Home Equity Loan Trust 2006-1 Series 2006-1 1A1(a),(c)	US0001M + 0.420%	4.8090	09/25/35	4,213
373,972	JP Morgan Alternative Loan Trust Series 2006-A2 5A1(d)		3.3500	05/25/36	211,050
3,150,016	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(c)		3.9100	05/05/30	2,533,553
64,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC C(a),(c)	US0001M + 2.550%	6.8680	04/15/31	56,560
27,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC D(a),(c)	US0001M + 3.370%	7.6880	04/15/31	23,743
1,821,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(d)		4.2310	04/15/46	1,553,470
983,106	JP Morgan Chase Commercial Mortgage Securities Series 2006-LDP9 AMS		5.3370	05/15/47	918,652
957,411	JP Morgan Mortgage Trust 2005-A1 Series 2005-A1 IB2(d)		3.6070	02/25/35	797,419
74,458	JP Morgan Mortgage Trust 2006-A6 Series 2006-A6 3A2(d)		3.5890	10/25/36	55,387
157,735	JP Morgan Mortgage Trust 2006-A7 Series 2006-A7 2A2(d)		3.7020	01/25/37	122,409

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
131,430	JP Morgan Mortgage Trust 2006-S3 Series 2006-S3 1A12		6.5000	08/25/36	$ 55,045
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 E(c),(d)		3.6450	10/15/48	706,497
3,302,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1 E(c),(d)		4.7360	03/15/49	2,456,175
2,500,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 Series 2016-C2 D(c),(d)		3.3350	06/15/49	1,552,885
5,000,000	Lehman Brothers Small Balance Commercial Mortgage Series 2007-2A M2(a),(c)	US0001M + 0.600%	4.9890	06/25/37	3,825,571
1,763,611	Lehman Mortgage Trust 2005-3 Series 2005-3 1A5		5.5000	01/25/36	942,596
39,248	Lehman Mortgage Trust 2005-3 Series 2005-3 2A7		6.0000	01/25/36	30,944
4,790,305	Lehman Mortgage Trust 2007-5 Series 2007-5 10A2(a),(b)	US0001M + 6.340%	1.9510	06/25/37	754,536
138,324	Lehman XS Trust 2007-1 Series 2007-1 1A4(a)	US0001M + 0.460%	4.8490	02/25/37	104,438
916,470	Lehman XS Trust 2007-6 Series 2007-6 2A1(a)	US0001M + 0.420%	4.8090	05/25/37	741,123
1,304,347	Lehman XS Trust Series 2005-5N Series 2005-5N 3A3C(a)	US0001M + 0.500%	4.8890	11/25/35	755,782
1,631,290	Lehman XS Trust Series 2006-18N Series 2006-18N A4(a)	US0001M + 0.190%	4.7690	12/25/36	1,239,411
673,925	Lehman XS Trust Series 2007-12N Series 2007-12N 1A3A(a)	US0001M + 0.200%	4.7890	07/25/47	633,434
134,144	Lehman XS Trust Series 2007-16N Series 2007-16N 2A2(a)	US0001M + 0.850%	6.0890	09/25/47	111,696
862,738	Lehman XS Trust Series 2007-7N Series 2007-7N 1A2(a)	US0001M + 0.240%	4.8690	06/25/47	768,225
436,972	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A3(a)	US0001M + 0.350%	4.7390	03/25/36	49,357
284,032	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A1(a)	US0001M + 0.400%	4.7890	03/25/36	32,436
133,609	Mastr Asset Backed Securities Trust 2004-FRE1 Series 2004-FRE1 M6(a)	US0001M + 2.100%	6.4890	07/25/34	112,431
106,409	Mastr Asset Backed Securities Trust 2004-HE1 Series 2004-HE1 M8(a)	US0001M + 3.750%	8.1390	09/25/34	86,889
122,696	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M4(a)	US0001M + 1.500%	5.8890	09/25/34	120,338
662,362	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M8(a)	US0001M + 2.850%	7.2390	09/25/34	521,430
79,544	Mastr Asset Backed Securities Trust 2005-NC1 Series 2005-NC1 M5(a)	US0001M + 1.200%	5.5890	12/25/34	76,333
392,566	MASTR Asset Securitization Trust 2004-1 Series 2004-1 B1(d)		5.4920	02/25/34	309,468
49,232	MASTR Asset Securitization Trust 2004-3 Series 2004-3 4A11		5.5000	03/25/34	13,690
332,556	Mastr Specialized Loan Trust Series 2005-2 B(c),(e)		6.2500	07/25/35	327,386
672,610	Mellon Residential Funding Cor Mor Pas Thr Tr Ser Series 1999-TBC3 A2(d)		4.3920	10/20/29	661,564
797,928	MERIT Securities Corporation Series 12-1 1M2(e)		8.3500	07/28/33	678,484
622,367	Merrill Lynch Alternative Note Asset Trust Series Series 2007-OAR4 A1(a)	US0001M + 0.250%	4.8890	08/25/37	524,851
51,793	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2003-A1 M2(d)		3.6940	12/25/32	45,575
1,088,197	Merrill Lynch Mortgage Investors Trust Series Series 2003-HE1 M2(a)	US0001M + 2.475%	6.8640	07/25/34	1,057,974

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
3,520,722	Merrill Lynch Mortgage Investors Trust Series Series 2005-A6 M2(a)	US0001M + 0.975%	5.3640	08/25/35	$ 4,204,584
698,665	Merrill Lynch Mortgage Investors Trust Series Series 2004-HE2 B3(a)	US0001M + 5.250%	9.6390	08/25/35	699,531
138,470	Merrill Lynch Mortgage Investors Trust Series Series 2005-WMC1 M2(a)	US0001M + 0.795%	5.1840	09/25/35	135,064
1,092,952	Merrill Lynch Mortgage Investors Trust Series Series 2005-WMC1 B5(a),(c)	US0001M + 5.625%	10.0140	09/25/35	1,007,078
122,683	Merrill Lynch Mortgage Investors Trust Series Series 2005-NC1 B2(a)	US0001M + 1.950%	6.3390	10/25/35	114,116
4,983,862	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-G XA2(b),(d)		0.4150	01/25/29	19,953
294,796	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 M1(d)		2.6710	09/25/37	71,352
32,572	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2004-A1 M1(d)		3.5150	02/25/34	25,689
732,187	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC10 Series 2003-NC10 B2(a)	US0001M + 5.625%	10.0140	10/25/33	750,707
1,617,153	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC5 Series 2003-NC5 B1(a)	US0001M + 4.950%	9.3390	04/25/33	1,626,679
420,215	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B1(a)	US0001M + 5.400%	9.7890	09/25/33	419,297
568,546	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B2(a)	US0001M + 5.625%	10.0140	09/25/33	555,375
25,762	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7 Series 2004-NC7 M4(a)	US0001M + 1.725%	6.1140	07/25/34	24,824
492,840	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE2 Series 2005-HE2 M5(a)	US0001M + 1.020%	5.4090	01/25/35	412,661
1,100,106	Morgan Stanley A.B.S Capital I Inc Trust 2005-NC1 Series 2005-NC1 M5(a)	US0001M + 1.095%	5.4840	01/25/35	977,057
1,887,683	Morgan Stanley A.B.S Capital I Inc Trust 2005-NC2 Series 2005-NC2 M6(a)	US0001M + 1.035%	5.4240	03/25/35	1,457,122
200,000	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4 Series 2005-WMC4 M6(a)	US0001M + 1.050%	5.4390	04/25/35	184,875
274,349	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE3 Series 2007-HE3 A2A(a)	US0001M + 0.060%	4.4490	12/25/36	143,429
2,667,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 D(c),(d)		4.0800	02/15/46	2,247,479
100,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 C(d)		4.0700	07/15/46	87,166
1,666,666	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 E(c)		2.8770	05/15/49	1,151,645
3,976,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 E(c),(d)		3.0000	09/15/49	2,314,252
4,566,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 D(c),(d)		3.0000	11/15/49	3,012,597
750,000	Morgan Stanley Capital I Trust 2019-BPR Series 2019-BPR D(a),(c)	US0001M + 4.250%	8.5680	05/15/36	668,671
109,000	Morgan Stanley Capital I Trust 2019-MEAD Series 2019-MEAD B(c),(d)		3.1770	11/10/36	98,646
1,094,445	Morgan Stanley Home Equity Loan Trust 2007-2 Series 2007-2 A1(a)	US0001M + 0.100%	4.4890	04/25/37	606,961
2,066,196	Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 A3(a)	US0001M + 0.150%	4.5390	11/25/36	722,268
478,275	Morgan Stanley Mortgage Loan Trust 2004-11AR Series 2004-11AR 1B1(a)	US0001M + 0.600%	4.9890	01/25/35	372,188
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX Series 2007-7AX 2A4(a)	US0001M + 0.640%	5.0290	04/25/37	855,578
5,261,451	Morgan Stanley Mortgage Loan Trust 2007-7AX Series 2007-7AX 2A6(a)	US0001M + 0.640%	5.0290	04/25/37	214,881
85,836	MortgageIT Trust 2005-2 Series 2005-2 1M2(a)	US0001M + 0.810%	5.1990	05/25/35	82,060
24,440	MortgageIT Trust 2005-2 Series 2005-2 2M2(a)	US0001M + 1.650%	5.7700	05/25/35	22,008

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
817,812	New Century Home Equity Loan Trust 2003-6 Series 2003-6 M4(a)	US0001M + 4.763%	9.1510	01/25/34	$ 833,366
14,704	New Century Home Equity Loan Trust 2004-1 Series 2004-1 M2(a)	US0001M + 2.025%	6.4140	05/25/34	15,389
1,023,568	New Century Home Equity Loan Trust Series 2003-2 Series 2003-2 M2(a)	US0001M + 3.000%	7.3890	01/25/33	867,856
174,454	New Century Home Equity Loan Trust Series 2003-3 Series 2003-3 M6(a)	US0001M + 5.625%	10.0140	07/25/33	194,631
29,202	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 M5(e)		4.8330	11/25/33	23,296
1,579,466	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 B(c),(e)		4.8330	11/25/33	1,148,137
1,522	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 M2(e)		6.0000	11/25/33	1,320
957,887	Newcastle Mortgage Securities Trust 2007-1 Series 2007-1 M2(a)	US0001M + 0.650%	5.0390	04/25/37	2,845,582
124,545	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5M1(a)	US0001M + 1.100%	5.4890	08/25/34	127,337
227,324	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 2A(d)		4.2290	06/25/36	169,575
1,281,027	NovaStar Mortgage Funding Trust Series 2004-1 Series 2004-1 B1(a)	US0001M + 2.550%	6.9390	06/25/34	1,225,609
98,506	NovaStar Mortgage Funding Trust Series 2004-3 Series 2004-3 B1(a)	US0001M + 2.775%	7.1640	12/25/34	91,745
278,389	NovaStar Mortgage Funding Trust Series 2006-MTA1 Series 2006-MTA1 2A1A(a)	US0001M + 0.380%	0.4120	09/25/46	264,002
1,899,374	Oakwood Mortgage Investors, Inc. Series 2002-A M1(d)		7.7600	03/15/32	1,689,596
237,975	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M3(a)	US0001M + 2.025%	6.4140	01/25/34	204,449
298,286	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M4(a)	US0001M + 2.475%	6.8640	01/25/34	250,961
68,063	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M2(a)	US0001M + 1.575%	5.9640	05/25/34	72,654
17,222	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M3(a)	US0001M + 1.875%	6.2640	05/25/34	17,251
593,107	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M4(a)	US0001M + 2.700%	7.0890	05/25/34	585,054
4,354,185	OPTONE 68402SAC3 DEL TR 2016-1 Series 2016-1A SAC3(b),(c),(d)		18.0470	02/26/38	3,035,601
183,632	Origen Manufactured Housing Contract Trust 2001-A Series 2001-A M1(d)		7.8200	03/15/32	166,747
931,143	Ownit Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(a)	US0001M + 2.775%	7.1640	07/25/35	1,110,115
3,817,073	Ownit Mortgage Loan Trust Series 2006-3 Series 2006-3 M1(a)	US0001M + 0.495%	4.8840	03/25/37	3,563,274
4,387,000	Palisades Center Trust 2016-PLSD Series 2016-PLSD A(c)		2.7130	04/13/33	2,939,290
1,299,364	Park Place Securities Inc Asset-Backed Series 2004-WHQ1 M7(a)	US0001M + 2.775%	7.1640	09/25/34	1,067,252
3,192,325	Park Place Securities Inc Asset-Backed Series 2005-WCW1 M5(a)	US0001M + 0.990%	5.3790	09/25/35	2,835,858
189,648	People's Choice Home Loan Securities Trust Series Series 2004-2 M3(a)	US0001M + 1.725%	6.1140	10/25/34	173,147
1,317,784	People's Choice Home Loan Securities Trust Series Series 2004-2 M5(a)	US0001M + 2.700%	7.0890	10/25/34	950,779
23,101	Popular A.B.S Mortgage Pass-Through Trust 2005-5 Series 2005-5 AF4(e)		3.4750	11/25/35	22,504
2,343,245	Popular A.B.S Mortgage Pass-Through Trust 2006-C Series 2006-C M2(a)	US0001M + 0.430%	5.0340	07/25/36	2,687,080
695,000	Prime Mortgage Trust 2006-CL1 Series 2006-CL1 M3(a)	US0001M + 0.720%	5.1090	02/25/35	610,034
234,000	Provident Bank Home Equity Loan Trust 1998-4 Series 1998-4 A9(a)	US0001M + 3.500%	7.8890	01/25/30	214,952

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
553,934	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A3(a)	US0001M + 0.390%	4.7960	01/25/31	$ 384,416
169,002	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A2(a)	US0001M + 0.420%	4.8560	01/25/31	129,308
1,410,562	Quest Trust Series 2003-X4A M2(a),(c)	US0001M + 5.250%	3.9420	12/25/33	1,195,715
224,619	Quest Trust Series 2003-X3 M3(a),(c)	US0001M + 4.875%	9.2640	02/25/34	226,245
1,192,772	Quest Trust Series 2004-X2 M3(a),(c)	US0001M + 3.225%	7.6140	06/25/34	1,025,222
325,067	RAAC Series 2004-SP3 Trust Series 2004-SP3 MII4(a)	US0001M + 2.775%	7.1640	09/25/34	199,693
494,430	RAAC Series 2005-SP2 Trust Series 2005-SP2 2A(a)	US0001M + 0.600%	4.9890	06/25/44	406,607
200,747	RAAC Series 2006-SP1 Trust Series 2006-SP1 M2(a)	US0001M + 0.825%	5.2140	09/25/45	139,591
456,295	RAAC Series 2007-RP4 Trust Series 2007-RP4 A(a),(c)	US0001M + 0.350%	4.7390	11/25/46	407,819
5,460	RALI Series 2003-QS9 Trust Series 2003-QS9 A2(a)	US0001M + 0.450%	4.8390	05/25/30	5,285
3,622,259	RALI Series 2005-QO1 Trust Series 2005-QO1 A3(a)	US0001M + 0.380%	4.7690	08/25/35	1,579,299
204,677	RALI Series 2005-QS7 Trust Series 2005-QS7 CB		5.5000	06/25/35	179,344
1,771,776	RALI Series 2006-QA8 Trust Series 2006-QA8 A1(a)	US0001M + 0.380%	4.7690	09/25/36	1,618,248
1,637,317	RALI Series 2006-QO7 Trust Series 2006-QO7 1A1(a)	12MTA + 0.800%	2.4890	09/25/46	1,387,296
365,741	RALI Series 2006-QO8 Trust Series 2006-QO8 1A3A(a)	US0001M + 0.400%	4.7890	10/25/46	343,688
35,476,125	RALI Series 2006-QS12 Trust Series 2006-QS12 AV(b),(d)		0.4630	09/25/36	440,475
283,354	RALI Series 2006-QS16 Trust Series 2006-QS16 A10		6.0000	11/25/36	229,141
154,461	RALI Series 2006-QS7 Trust Series 2006-QS7 A4(a)	US0001M + 0.400%	4.7890	06/25/36	112,272
1,486,244	RALI Series 2007-QH3 Trust Series 2007-QH3 A2(a)	US0001M + 0.210%	4.8090	04/25/37	3,520,294
659,964	RALI Series 2007-QH5 Trust Series 2007-QH5 AI2(a)	US0001M + 0.250%	4.8890	06/25/37	425,145
625,620	RALI Series 2007-QH7 Trust Series 2007-QH7 1A2(a)	US0001M + 0.540%	4.9290	08/25/37	353,278
358,780	RAMP Series 2003-RS7 Trust Series 2003-RS7 MII3(a)	US0001M + 3.600%	4.3960	08/25/33	298,238
386,390	RAMP Series 2003-RS9 Trust Series 2003-RS9 MII2(a)	US0001M + 1.800%	4.4620	10/25/33	363,198
6,258	RAMP Series 2004-SL1 Trust Series 2004-SL1 MI6(a)	US0001M + 1.900%	7.2390	10/25/31	5,579
1,000,000	RAMP Series 2005-EFC4 Trust Series 2005-EFC4 M5(a)	US0001M + 0.630%	5.3340	09/25/35	962,477
279,887	RAMP Series 2005-RS8 Trust Series 2005-RS8 M2(a)	US0001M + 0.500%	5.1390	09/25/35	272,899
889,570	RAMP Series 2006-RS1 Trust Series 2006-RS1 M1(a)	US0001M + 0.410%	5.0040	01/25/36	753,231
2,383,999	RAMP Series 2006-RZ2 Trust Series 2006-RZ2 M2(a)	US0001M + 0.340%	4.8990	05/25/36	2,792,890
231,315	RAMP Series 2007-RS2 Trust Series 2007-RS2 A3(a)	US0001M + 0.370%	5.1290	05/25/37	201,751
448,856	RASC Series 2003-KS4 Trust Series 2003-KS4 AIII(a)	US0001M + 0.290%	4.9690	06/25/33	434,840
1,245,389	RASC Series 2005-KS12 Trust Series 2005-KS12 M5(a)	US0001M + 0.670%	5.3940	01/25/36	1,255,617
3,000,000	RASC Series 2005-KS6 Trust Series 2005-KS6 M8(a)	US0001M + 1.250%	6.2640	07/25/35	2,692,655

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
354,951	Renaissance Home Equity Loan Trust 2002-3 Series 2002-3 B(a)	US0001M + 5.250%	9.6390	12/25/32	$ 294,056
358,632	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2A(a)	US0001M + 3.000%	3.8940	08/25/33	309,712
10,392,105	Reperforming Loan REMIC Trust 2005-R1 Series 2005-R1 1AS(b),(c),(d)		2.2070	03/25/35	533,098
9,953,563	Reperforming Loan REMIC Trust 2005-R2 Series 2005-R2 1AS(b),(c),(d)		1.7710	06/25/35	445,283
11,219,896	Reperforming Loan REMIC Trust 2006-R1 Series 2006-R1 AS(b),(d)		1.7570	01/25/36	442,267
1,045,417	Residential Asset Securitization Trust 2003-A4 Series 2003-A4 B1		5.7500	05/25/33	717,821
15,670,604	Residential Asset Securitization Trust 2005-A11CB Series 2005-A11 1AX(b),(d)		0.3490	10/25/35	125,059
264,644	Residential Asset Securitization Trust 2005-A16 Series 2005-A16 A3		6.0000	02/25/36	124,761
1,789,626	Residential Asset Securitization Trust 2007-A1 Series 2007-A1 A1		6.0000	03/25/37	616,958
1,598,313	Residential Asset Securitization Trust 2007-A8 Series 2007-A8 1A1		6.0000	08/25/37	978,808
2,270,263	Residential Asset Securitization Trust 2007-A9 Series 2007-A9 AX(b),(d)		7.0000	09/25/37	679,315
1,180,297	RFMSI Series 2007-S6 Trust Series 2007-S6 2A5(a)	US0001M + 0.500%	4.8890	06/25/37	783,038
16,970	SACO I Trust 2005-5 Series 2005-5 2M6(a)	US0001M + 1.350%	5.7390	05/25/35	16,965
159,979	SACO I Trust 2006-3 Series 2006-3 A1(a)	US0001M + 0.360%	4.7490	04/25/36	213,444
51,344	SACO I Trust 2006-6 Series 2006-6 A(a)	US0001M + 0.260%	4.6490	06/25/36	50,137
173,433	SACO I, Inc. Series 1999-3 1B1(c),(d),(i)		5.1300	04/25/39	159,450
719,805	SASCO Mortgage Loan Trust 2004-GEL2 Series 2004-GEL2 M4(e)		5.5000	05/25/34	601,915
618,856	SASCO Mortgage Loan Trust 2004-GEL2 Series 2004-GEL2 M3(e)		5.5000	07/19/44	568,859
52,691	Saxon Asset Securities Trust 2004-2 Series 2004-2 MV3(a)	US0001M + 1.905%	3.4520	08/25/35	48,774
948,250	Saxon Asset Securities Trust 2005-1 Series 2005-1 B3(a)	US0001M + 3.525%	1.7990	05/25/35	67,376
4,500,000	Saxon Asset Securities Trust 2007-4 Series 2007-4 M1(a),(c)	US0001M + 3.000%	7.3890	12/25/37	2,980,429
30,746	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC1 B2(a)	US0001M + 3.000%	7.3890	02/25/34	29,407
80,948	Securitized Asset Backed Receivables, LLC Trust Series 2004-OP2 M3(a)	US0001M + 2.025%	6.4140	08/25/34	82,606
141,886	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC3 M2(a)	US0001M + 1.680%	6.0690	09/25/34	150,403
98,453	Sequoia Mortgage Trust 9 Series 9 B1(a)	US0001M + 1.125%	5.4780	09/20/32	78,331
124,738	SG Mortgage Securities Trust 2006-OPT2 Series 2006-OPT2 A3C(a)	US0001M + 0.150%	4.5390	10/25/36	111,659
67,964	Soundview Home Loan Trust 2004-WMC1 Series 2004-WMC1 M4(a)	US0001M + 1.200%	5.5890	01/25/35	67,257
1,737,008	Soundview Home Loan Trust 2006-2 Series 2006-2 M4(a)	US0001M + 0.705%	5.0940	03/25/36	2,236,227
259,143	Soundview Home Loan Trust 2007-OPT2 Series 2007-OPT2 2A3(a)	US0001M + 0.180%	4.5690	07/25/37	233,901
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2 B1(a)	US0001M + 4.500%	8.8890	06/25/34	173,118
526,371	Specialty Underwriting & Residential Finance Trust Series 2004-BC1 B1(a)	US0001M + 2.550%	6.9390	02/25/35	519,308
5,176,235	Starwood Retail Property Trust 2014-STAR Series 2014-STAR A(a),(c)	US0001M + 1.470%	5.7880	11/15/27	3,662,186
3,354,037	Structured Adjustable Rate Mortgage Loan Trust Series 2005-10 M1(a)	US0001M + 0.675%	5.0640	06/25/35	3,218,579

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
1,184,204	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 4A1(d)		3.4940	09/25/35	$ 883,101
473,390	Structured Asset Investment Loan Trust 2003-BC10 Series 2003-BC10 B(a)	US0001M + 4.500%	8.8890	10/25/33	509,952
66,223	Structured Asset Investment Loan Trust 2003-BC2 Series 2003-BC2 A2(a)	US0001M + 0.720%	5.1090	04/25/33	64,284
260,149	Structured Asset Investment Loan Trust 2003-BC2 Series 2003-BC2 M1(a)	US0001M + 1.380%	5.7690	04/25/33	251,236
145,759	Structured Asset Investment Loan Trust 2003-BC4 Series 2003-BC4 M4(a)	US0001M + 4.875%	9.2640	06/25/33	150,418
68,262	Structured Asset Investment Loan Trust 2003-BC8 Series 2003-BC8 M2(a)	US0001M + 2.625%	7.0140	08/25/33	62,304
508,601	Structured Asset Investment Loan Trust 2004-5 Series 2004-5 M7(a)	US0001M + 3.000%	7.3890	05/25/34	407,776
71,562	Structured Asset Investment Loan Trust 2004-9 Series 2004-9 M6(a)	US0001M + 2.775%	7.1640	10/25/34	68,013
512,216	Structured Asset Investment Loan Trust 2004-BNC2 Series 2004-BNC2 M1(a)	US0001M + 1.275%	5.6640	12/25/34	490,705
3,655,833	Structured Asset Investment Loan Trust 2005-9 Series 2005-9 M2(a)(h)	US0001M + 0.675%	5.0640	11/25/35	3,206,093
2,595,212	Structured Asset Mortgage Investments II Trust Series 2005-AR5 X2(b),(d)		0.0000	07/19/35	29,121
224,397	Structured Asset Mortgage Investments II Trust Series 2006-AR3 11A1(a)	US0001M + 0.420%	4.8090	04/25/36	192,819
3,312,702	Structured Asset Mortgage Investments II Trust Series 2006-AR3 12A3(a)	US0001M + 0.540%	4.9290	05/25/36	2,387,756
17,985	Structured Asset Mortgage Investments II Trust(a),(i)	US0001M + 0.400%	0.4890	08/25/36	17,985
38,205,765	Structured Asset Mortgage Investments II Trust Series 2006-AR7 X(b)		0.9000	08/25/36	887,207
1,818,843	Structured Asset Mortgage Investments II Trust Series 2005-AR2 1A1(a)	US0001M + 0.460%	4.8490	05/25/45	1,462,618
964,508	Structured Asset Mortgage Investments II Trust Series 2007-AR7 2A1(d)		3.2450	05/25/47	768,458
34,644,564	Structured Asset Mortgage Investments II Trust Series 2007-AR6 X2(b)		0.5000	08/25/47	645,941
508,591	Structured Asset Securities Corp Assistance Loan Series 2003-AL1 B1(c)		3.3560	04/25/31	503,644
195,787	Structured Asset Securities Corp Mortgage Series 2003-9A B1II(d)		3.8580	03/25/33	180,743
181,196	Structured Asset Securities Corp Mortgage Series 2003-36XS M1(e)		5.4050	11/25/33	148,094
273,448	Structured Asset Securities Corp Mortgage Series 2004-6XS M1(e)		5.6700	03/25/34	253,907
3,590,912	Structured Asset Securities Corp Mortgage Loan Series 2006-BC6 M1(a)(h)	US0001M + 0.270%	4.6590	01/25/37	3,348,298
21,534	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A5		3.3750	08/25/31	20,243
87,719	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A2		3.4500	02/25/32	76,037
491,683	Structured Asset Securities Corporation Series 2005-RF4 B1(c),(d)		4.4100	07/25/35	339,004
447,787	SunTrust Alternative Loan Trust 2006-1F Series 2006-1F 1A4		6.0000	04/25/36	218,317
62,350	Terwin Mortgage Trust 2003-7SL Series 2003-7SL B3(c),(d)		8.0000	12/25/33	59,382
641,733	Terwin Mortgage Trust 2004-18SL Series 2004-18SL 1B4(c),(d)		8.0000	10/25/34	589,561
112,896	Terwin Mortgage Trust 2004-7HE Series 2004-7HE M1(a),(c)	US0001M + 1.275%	5.6640	07/25/34	99,069
55,075	Terwin Mortgage Trust 2006-HF-1 Series 2006-HF1 M1(c),(d)		4.5600	02/25/37	238,332
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE Series 2003-2HE B(d)		6.0000	07/25/34	163,079
17,858	Terwin Mortgage Trust Series TMTS 2003-5SL Series 2003-5SL B3(c),(d)		8.0000	10/25/34	15,634
740,640	Truman Capital Mortgage Loan Trust Series 2004-1 M3(a),(c)	US0001M + 4.125%	8.5140	01/25/34	764,760
1,604,444	UCFC Home Equity Loan Trust 1998-D Series 1998-D MF2(d)		7.7500	04/15/30	1,501,716

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 100.5% (Continued)
1,214,985	Velocity Commercial Capital Loan Trust 2017-2 Series 2017-2 M5(c),(d)		6.4200	11/25/47	$ 960,851
315,213	Velocity Commercial Capital Loan Trust 2017-2 Series 2017-2 M6(c),(d)		7.7500	11/25/47	243,398
52,972	Voyager CNTYW Delaware Trust Series 2009-1 5AX4(b),(c),(d)		16.7490	02/16/36	48,087
25,612,371	WaMu Mortgage Pass-Through Certificates Series Series 2005-AR15 X(b),(d),(i)		0.0000	11/25/45	17,813
451,922	WaMu Mortgage Pass-Through Certificates Series Series 2006-AR4 2A1A(a)	COF 11 + 1.500%	2.4200	05/25/46	374,340
396,938	Washington Mutual Mortgage Pass-Through Series 2006-5 1A2		6.0000	07/25/36	290,236
1,386,597	Washington Mutual Mortgage Pass-Through Series 2007-1 1A3(a)	US0001M + 0.370%	4.7590	02/25/37	809,252
355,528	Washington Mutual Mortgage Pass-Through Series 2007-OA1 1A(a)	12MTA + 0.710%	2.3990	12/25/46	290,302
1,939,423	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 2A1(a)	US0001M + 0.060%	3.8160	10/25/36	737,912
1,035,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 Series 2013-LC12 C(d)		4.2960	07/15/46	780,279
4,892,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 Series 2013-LC12 D(c),(d)		4.2960	07/15/46	1,703,578
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 E(c)		2.8690	02/15/48	680,640
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 D(c)		3.7680	02/15/48	1,215,529
2,500,000	Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31 D		3.8520	11/15/48	2,024,846
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34 Series 2016-C34 XFG(b),(c),(d)		2.0600	06/15/49	824,019
967,758	Wells Fargo Commercial Mortgage Trust 2016-C34 Series 2016-C34 C(d)		5.0600	06/15/49	801,918
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C35 Series 2016-C35 D(c)		3.1420	07/15/48	1,814,030
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series 2016-C36 D(c)		2.9420	11/15/59	1,519,622
2,000,000	Wells Fargo Commercial Mortgage Trust 2017-C40 Series 2017-C40 D(c)		2.7000	10/15/50	1,363,481
184,229	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M6(a)	US0001M + 2.820%	7.2090	10/25/34	181,856
1,775,415	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M12(a),(c)	US0001M + 3.750%	8.1390	04/25/35	1,777,700
430,628	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M10(a)	US0001M + 3.750%	8.1390	04/25/35	435,426
2,315,650	WFRBS Commercial Mortgage Trust 2012-C9 Series 2012-C9 D(c),(d)		4.7740	11/15/45	2,196,958
2,971,000	WFRBS Commercial Mortgage Trust 2012-C9 Series 2012-C9 E(c),(d)		4.7740	11/15/45	2,789,784
3,000,000	WFRBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 E(c)		3.2500	06/15/46	1,652,749
1,600,000	WFRBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 D(c),(d)		3.9570	06/15/46	1,445,197
42,147	Wilshire Mortgage Loan Trust Series 1997-2 A7(d)		6.8350	03/25/28	41,449
44,819	Wilshire Mortgage Loan Trust Series 1997-2 M2(d)		7.4250	05/25/28	43,930
693	Wilshire Mortgage Loan Trust Series 1997-2 B(c),(d),(i)		8.9900	05/25/28	290
192,474	Yale Mortgage Loan Trust 2007-1 Series 2007-1 A(a),(c)	US0001M + 0.400%	4.7890	06/25/37	64,769
	TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $512,509,173)				485,520,249

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
		OTHER ASSET BACKED SECURITIES — 0.1%
539,330	Business Loan Express Business Loan Trust 2007-A Series 2007-AA B(a),(c)	US0001M + 1.100%	5.4530	10/20/40	$ 453,857
		TOTAL OTHER ASSET BACKED SECURITIES (Cost $468,541)

Shares					Fair Value
		SHORT-TERM INVESTMENT — 2.5%
		MONEY MARKET FUND - 2.5%
12,103,469		First American Government Obligations Fund Class X, 4.08% (Cost $12,103,469)(g)			$ 12,103,469

		TOTAL INVESTMENTS - 104.3% (Cost $543,023,558)			$ 503,772,230
		REVERSE REPURCHASE AGREEMENTS – (5.2)%			(25,118,000)
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%			4,469,841
		NET ASSETS - 100.0%			$ 483,124,071

LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
COF 11	Cost of Funds for the 11th District of San Francisco
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
US0001M	ICE LIBOR USD 1 Month
US0006M	ICE LIBOR USD 6 Month
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Interest only securities.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is $134,392,730 or 27.8% of net assets.
(d)	Variable rate security; the rate shown represents the rate on December 31, 2022.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2022.
(f)	Zero coupon bond.
(g)	Rate disclosed is the seven day effective yield as of December 31, 2022.
(h)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements.
(i)	lliquid security. Total illiquid securities represent 0.6% of net assets as of December 31, 2022.